Note 12 - Lease	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of leases [text block]
12.	Lease

The Company leases an office space, which runs for a period of 5 years from 2022 with an option to renew for an additional 5 years for fair market rent for comparable buildings.

Right-of-use assets

	December 31,	December 31,
Office space	2024	2023
Balance at January 1	$205	$261
Additions to right-of-use	—	—
Depreciation	(65)	(56)
Balance at December 31	$140	$205

Right-of-use assets related to leased office is presented as property, plant and equipment (see Note 6).

Lease liabilities

	December 31,	December 31,
	2024	2023
Balance at January 1	$175	$218
Lease interest	13	13
Lease repayment	(55)	(49)
Change in discount rate	—	(7)
Balance at December 31	$133	$175
Less – Current portion	(50)	(43)
Balance at December 31 – Long-term portion	$83	$132

The office lease also requires the Company to make additional payments for the Company’s proportionate share of operating costs including property taxes, utilities, and other operating expenses. These costs are variable and not included in the calculation of right-of-use asset or lease liability.